Notes and Amounts Receivable for Equity Issued (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 20, 2023
Notes And Amounts Receivable For Equity Issued
Interest rate	5.00%			12.00%
Loss on write-off of notes and other receivables	$ 101,303	$ 15,439